Income Taxes (Details) - Schedule of components of income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Domestic	$ 7,301	$ (14,146)	$ 4,992
Foreign	942	2,141	(3,902)
Current income tax expense benefit	8,243	(12,005)	1,090
Deferred
Domestic	(1,440)	8,745	(4,112)
Foreign	(1,349)	(646)	(13,372)
Deferred income tax expense benefit	(2,789)	8,099	(17,484)
Total income taxes	$ 5,454	$ (3,906)	$ (16,394)